Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share Capital CNY (¥)	Share Premium CNY (¥)	Treasury Shares CNY (¥)	Share-Based Compensation Reserves CNY (¥)	Other Reserves CNY (¥)	Accumulated Losses CNY (¥)
Balance at Dec. 31, 2020	¥ (1,024,945)		¥ 24	¥ 41,466	¥ (3)	¥ 6,602	¥ (1,693)	¥ (1,071,341)
Comprehensive loss
Loss	(942,481)							(942,481)
Exchange differences	(16,323)						(16,323)
Total comprehensive loss	(958,804)						(16,323)	(942,481)
Transactions with owners
Issuance of Ordinary Shares	1,305,832		14	1,305,818
Conversion from preferred shares	2,743,625		28	2,743,597
Repurchase of ordinary shares value	(2,513)						(2,513)
Issuance of shares to Co-founders				1,417		(1,417)
Share-based compensation	19,423					19,423
Total Transactions with owners	4,066,367		42	4,050,832		18,006	(2,513)
Balance at Jun. 30, 2021	2,082,618		66	4,092,298	(3)	24,608	(20,529)	(2,013,822)
Balance at Dec. 31, 2021	1,735,831		66	4,094,434	(1,164)	61,904	(41,244)	(2,378,165)
Comprehensive loss
Loss	(401,281)	$ (59,791)						(401,281)
Unrealized losses from investments	(1,311)						(1,311)
Exchange differences	68,357						68,357
Total comprehensive loss	(334,235)	(49,801)					67,046	(401,281)
Transactions with owners
Share-based compensation	27,894					27,894
Total Transactions with owners	27,894					27,894
Balance at Jun. 30, 2022	¥ 1,429,490	$ 212,994	¥ 66	¥ 4,094,434	¥ (1,164)	¥ 89,798	¥ 25,802	¥ (2,779,446)